Balance Sheet	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,328,000
Prepaid expenses and other assets	184,000
Total current assets	1,512,000
Cash and investments held in trust account	172,579,000
Total assets	174,091,000
Current liabilities:
Accounts payable and accrued liabilities	677,000
Accrued income and franchise taxes	83,000
Total current liabilities	760,000
Other liabilities:
Deferred underwriting compensation	6,038,000
Total liabilities	6,798,000
Common stock subject to possible redemption; 16,229,286 shares (at approximately $10.00 per share)	162,293,000
Commitments and contingencies
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 authorized shares; none issued or outstanding
Additional paid-in-capital	5,951,000
Retained earnings (accumulated deficit)	(951,000)
Total stockholders’ equity	5,000,000
Total liabilities and stockholders’ equity	174,091,000
Class A Common Stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity
Class B Common Stock
Stockholders’ equity:
Common stock value
Total stockholders’ equity